UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Chilton Capital Management, LLC

Address:   1177 West Loop South,
           Suite 1310
           Houston, TX 77027


Form 13F File Number: 28-07004


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas M. Motter
Title:  Chief Investment Officer
Phone:  713-650-1995

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter               Houston, TX                        11/9/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             154

Form 13F Information Table Value Total:  $393,421,326.00
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

                 COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------ -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                                             SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
              NAME OF ISSUER               TITLE OF CLASS   CUSIP    VALUE   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
Apartment Investment 7.75% Pfd Series U    Com            03748r820   177244     7100          SOLE                Sole      0    0
United Technologies                        Com            913017109   177448     2522          SOLE                Sole      0    0
Transcanada                                Com            89353D107   182205     4500          SOLE                Sole      0    0
ConAgra Foods                              Com            205887102   187705     7750          SOLE                Sole      0    0
First Potomac Realty 7.750% Pfd Series A   Com            33610F307   188760     7800          SOLE                Sole      0    0
Corporate Office Prop Tr 7.625% Series J   Com            22002T702   189165     7600          SOLE                Sole      0    0
Boston Beer Co - Cl A                      Com            100557107   189674     2609          SOLE                Sole      0    0
San Juan Basin Royalty Trust               Com            798241105   192948     8400          SOLE                Sole      0    0
Chatham Lodging Trust                      Com            16208t102   196912    19850          SOLE                Sole      0    0
Duke Realty Corp 6.95% Pfd Series M        Com            264411729   199396     7900          SOLE                Sole      0    0
HCP Inc 7.1% Pfd Series F                  Com            40414l208   202168     8000          SOLE                Sole      0    0
Cedar Shopping Centers 8.875% Pfd Series A Com            150602308   215232     9120          SOLE                Sole      0    0
Weingarten Realty 6.5% Pfd Series F        Com            948741889   235120     9850          SOLE                Sole      0    0
Kilroy Realty Corp 7.5% Pfd Series F       Com            49427f504   245308     9819          SOLE                Sole      0    0
General Electric                           Com            369604103   255361    16778          SOLE                Sole      0    0
S L Green Realty Corp 7.625% Pfd Series C  Com            78440x309   265680    10800          SOLE                Sole      0    0
Oracle Systems                             Com            68389X105   267943     9323          SOLE                Sole      0    0
Oncothyreon                                Com            682324108   268562    44910          SOLE                Sole      0    0
Liberty Property Trust                     Com            531172104   270723     9300          SOLE                Sole      0    0
US Bancorp 7.189% Pfd Series A             Com            902973866   274920      395          SOLE                Sole      0    0
ConocoPhillips                             Com            20825c104   275569     4352          SOLE                Sole      0    0
Hersha Hospitality 8.0% Pfd Series B       Com            427825302   282601    12650          SOLE                Sole      0    0
Leucadia National                          Com            527288104   287310    12668          SOLE                Sole      0    0
Chevron                                    Com            166764100   292307     3157          SOLE                Sole      0    0
Pfizer                                     Com            717081103   297448    16824          SOLE                Sole      0    0
Diageo PLC-Sponsored ADR                   Com            25243q205   302581     3985          SOLE                Sole      0    0
Cogdell Spencer Inc                        Com            19238u107   308386    81800          SOLE                Sole      0    0
Prologis 6.50% Pfd Series L                Com            74340w509   310310    13000          SOLE                Sole      0    0
Silicon Image Inc                          Com            82705t102   311110    53000          SOLE                Sole      0    0
Morgan Stanley                             Com            617446448   317147    23475          SOLE                Sole      0    0
Itron                                      Com            465741106   319780    10840          SOLE                Sole      0    0
Public Storage 6.35% Pfd Series R          Com            74460d125   319900    12550          SOLE                Sole      0    0
Verizon                                    Com            92343v104   331789     9016          SOLE                Sole      0    0
JP Morgan Chase                            Com            46625h100   339663    11277          SOLE                Sole      0    0
Scotts Miracle Gro Co                      Com            810186106   350110     7850          SOLE                Sole      0    0
Unilever                                   Com            904767704   379270    12160          SOLE                Sole      0    0
Parkway Properties Inc 8.0% Pfd Series D   Com            70159q401   386100    15600          SOLE                Sole      0    0
Plum Creek Timber                          Com            729251108   402636    11600          SOLE                Sole      0    0
Glimcher Realty Trust 8.125% Pfd Series G  Com            379302409   410050    17375          SOLE                Sole      0    0
Equity Residential                         Com            29476L107   433115     8350          SOLE                Sole      0    0
Host Hotels & Resorts                      Com            44107P104   442304    40430          SOLE                Sole      0    0
Starwood Property Trust                    Com            85571b105   459373    26770          SOLE                Sole      0    0
Southern                                   Com            842587107   466070    11000          SOLE                Sole      0    0
Weingarten Realty 8.1% Notes (c091514)     Com            948741848   495206    22366          SOLE                Sole      0    0
Edelman Financial Group                    Com            27943q105   497743    77050          SOLE                Sole      0    0
Hudson Pac Property Inc                    Com            444097109   531665    45715          SOLE                Sole      0    0
Prologis                                   Com            74340W103   578363    23850          SOLE                Sole      0    0
Hersha Hospitality Trust                   Com            427825104   605154   174900          SOLE                Sole      0    0
Public Storage Inc                         Com            74460D109   621333     5580          SOLE                Sole      0    0
Ventas Inc                                 Com            92276f100   634592    12846          SOLE                Sole      0    0
Associated Estates Realty Corp             Com            045604105   642981    41590          SOLE                Sole      0    0
Magellan Midstream Partners LP             Com            559080106   671950    11125          SOLE                Sole      0    0
Parkway Properties                         Com            70159q104   682895    62025          SOLE                Sole      0    0
Cameron International                      Com            13342B105   687902    16560          SOLE                Sole      0    0
Laboratory Crp of Amer                     Com            50540r409   711450     9000          SOLE                Sole      0    0
Pebblebrook Hotel Trust                    Com            70509v100   728586    46555          SOLE                Sole      0    0
Brookfield Properties Corporation          Com            112900105   782411    56820          SOLE                Sole      0    0
Gilead Sciences                            Com            375558103   802772    20690          SOLE                Sole      0    0
Hershey                                    Com            427866108   817216    13795          SOLE                Sole      0    0
Extra Space Storage Inc                    Com            30225t102   865643    46465          SOLE                Sole      0    0

                                                  FORM 13F INFORMATION TABLE

                 COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------ -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                                             SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
              NAME OF ISSUER               TITLE OF CLASS   CUSIP    VALUE   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
Calpine                                    Com            131347304   898304    63800          SOLE                Sole      0    0
Starwood Htls & Resorts                    Com            85590A401   913823    23540          SOLE                Sole      0    0
BP PLC ADR                                 Com            055622104   932626    25856          SOLE                Sole      0    0
BRE Properties, Inc.                       Com            05564e106   994990    23500          SOLE                Sole      0    0
3M                                         Com            88579Y101  1010803    14080          SOLE                Sole      0    0
Public Storage 6.875% Pfd Series M         Com            74460d232  1137539    44785          SOLE                Sole      0    0
CVR Partners LP                            Com            126633106  1141793    48525          SOLE                Sole      0    0
Thermo Fisher Scientific                   Com            883556102  1225994    24210          SOLE                Sole      0    0
Glimcher Realty Trust                      Com            379302102  1250328   176600          SOLE                Sole      0    0
Douglas Emmett Inc                         Com            25960P109  1269504    74240          SOLE                Sole      0    0
HCP Inc                                    Com            40414L109  1300750    37101          SOLE                Sole      0    0
NuStar Energy LP                           Com            67058h102  1304647    24955          SOLE                Sole      0    0
Coresite Realty Corp                       Com            21870q105  1332398    92850          SOLE                Sole      0    0
American Assets Tr Inc                     Com            024013104  1349661    75190          SOLE                Sole      0    0
Nordic American Tanker Shipping            Com            g65773106  1390331    98605          SOLE                Sole      0    0
Cisco                                      Com            17275R102  1395605    90039          SOLE                Sole      0    0
Wells Fargo Cap VII 5.85%(050133)(cNow)    Com            94979b204  1406276    55650          SOLE                Sole      0    0
Avalonbay Cmntys Inc                       Com            053484101  1482992    13003          SOLE                Sole      0    0
Cullen Frost Bankers                       Com            229899109  1512004    32970          SOLE                Sole      0    0
Enterprise Products Partners               Com            293792107  1526061    38009          SOLE                Sole      0    0
Xilinx                                     Com            983919101  1615804    58885          SOLE                Sole      0    0
Digital Realty Trust Inc                   Com            253868103  1693964    30710          SOLE                Sole      0    0
Vornado Realty Trust                       Com            929042109  1727476    23150          SOLE                Sole      0    0
UDR Inc Com                                Com            902653104  1750610    79070          SOLE                Sole      0    0
Sempra Energy                              Com            816851109  1766965    34310          SOLE                Sole      0    0
Illumina Inc                               Com            452327109  1800644    44004          SOLE                Sole      0    0
Southern Cal Edison 6.05% Var Rate Pfd     Com            842400756  1802073    17987          SOLE                Sole      0    0
Merck                                      Com            58933y105  1817237    55573          SOLE                Sole      0    0
Wal-Mart                                   Com            931142103  1822209    35110          SOLE                Sole      0    0
Emerson Electric                           Com            291011104  1919510    46466          SOLE                Sole      0    0
Pepsico                                    Com            713448108  1958392    31638          SOLE                Sole      0    0
Cyberonics                                 Com            23251P102  1993735    70450          SOLE                Sole      0    0
Boston Properties Inc                      Com            101121101  2019006    22660          SOLE                Sole      0    0
Sovran Self Storage Inc.                   Com            84610H108  2036544    54790          SOLE                Sole      0    0
Eastgroup Ppty MD Corp                     Com            277276101  2086258    54700          SOLE                Sole      0    0
Human Genome Sciences                      Com            444903108  2124687   167430          SOLE                Sole      0    0
Western Gas Partners LP                    Com            958254104  2128185    63020          SOLE                Sole      0    0
Alere                                      Com            01449j105  2319958   118064          SOLE                Sole      0    0
Bank of America                            Com            060505104  2473998   404248          SOLE                Sole      0    0
Veeco Instruments Inc                      Com            922417100  2480626   101665          SOLE                Sole      0    0
Loews Corp                                 Com            540424108  2611842    75596          SOLE                Sole      0    0
Starwood Htls & Resorts                    Com            85590A401  2619962    67490          SOLE                Sole      0    0
Camden Property Trust                      Com            133131102  2692544    48725          SOLE                Sole      0    0
Canadian Natural Resources                 Com            136385101  2753048    94057          SOLE                Sole      0    0
Novartis AG ADR                            Com            66987v109  2818895    50545          SOLE                Sole      0    0
Weingarten Realty Investors                Com            948741103  2831064   133730          SOLE                Sole      0    0
Dendreon Corp                              Com            24823Q107  2854197   317133          SOLE                Sole      0    0
Waste Management                           Com            94106L109  2854698    87675          SOLE                Sole      0    0
Macerich Company                           Com            554382101  2950134    69203          SOLE                Sole      0    0
Aetna                                      Com            00817y108  3124150    85970          SOLE                Sole      0    0
EOG Resources                              Com            26875p101  3247642    45735          SOLE                Sole      0    0
Salix Pharmaceuticals Ltd.                 Com            795435106  3341396   112885          SOLE                Sole      0    0
US Bancorp Float Rate Pfd 3.5%min(c041511) Com            902973155  3379652   159870          SOLE                Sole      0    0
Applied Materials                          Com            038222105  3539443   341810          SOLE                Sole      0    0
Simon Ppty Group New                       Com            828806109  3552212    32299          SOLE                Sole      0    0
InterMune                                  Com            45884x103  3885268   192340          SOLE                Sole      0    0
Symantec                                   Com            871503108  4089621   250897          SOLE                Sole      0    0
Google Cl A                                Com            38259p508  4218693     8191          SOLE                Sole      0    0
Rogers                                     Com            775109200  4323460   126380          SOLE                Sole      0    0
Waters                                     Com            941848103  4365436    57828          SOLE                Sole      0    0

                                                  FORM 13F INFORMATION TABLE

                 COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------ -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                                             SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
              NAME OF ISSUER               TITLE OF CLASS   CUSIP    VALUE   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
Sociedad Quimica y Minera de Chile SA      Com            833635105  4459956    93285          SOLE                Sole      0    0
Coca Cola                                  Com            191216100  4510711    66766          SOLE                Sole      0    0
National Oilwell Varco                     Com            637071101  4554124    88913          SOLE                Sole      0    0
Wells Fargo                                Com            949746101  4715725   195511          SOLE                Sole      0    0
CVS                                        Com            126650100  4865679   144855          SOLE                Sole      0    0
BorgWarner                                 Com            099724106  5342378    88260          SOLE                Sole      0    0
FMC Corp                                   Com            302491303  5485425    79315          SOLE                Sole      0    0
Berkshire Hathaway Inc Cl B                Com            084670702  5683200    80000          SOLE                Sole      0    0
Varian Medical Systems                     Com            92220p105  5826898   111712          SOLE                Sole      0    0
Altera                                     Com            021441100  5908249   187385          SOLE                Sole      0    0
Vodafone PLC ADR                           Com            92857w209  5976317   232904          SOLE                Sole      0    0
Bruker                                     Com            116794108  6017346   444741          SOLE                Sole      0    0
Ultra Petroleum Corp                       Com            903914109  6146411   221732          SOLE                Sole      0    0
Cummins                                    Com            231021106  6178069    75656          SOLE                Sole      0    0
Dow Chemical                               Com            260543103  6236244   277660          SOLE                Sole      0    0
Hain Celestial Group                       Com            405217100  6248392   204530          SOLE                Sole      0    0
Tractor Supply                             Com            892356106  6369618   101865          SOLE                Sole      0    0
Monsanto                                   Com            61166w101  6510137   108430          SOLE                Sole      0    0
Greenlight Capital                         Com            G4095J109  6709183   323490          SOLE                Sole      0    0
Exxon Mobil                                Com            30231g102  6911979    95167          SOLE                Sole      0    0
Schlumberger                               Com            806857108  7294347   122122          SOLE                Sole      0    0
Goldman Sachs                              Com            38141g104  7407425    78344          SOLE                Sole      0    0
Teva Pharmaceutical ADR                    Com            881624209  7814935   209966          SOLE                Sole      0    0
BE Aerospace                               Com            073302101  7984576   241153          SOLE                Sole      0    0
Costco Wholesale                           Com            22160k105  8241992   100353          SOLE                Sole      0    0
Corning                                    Com            219350105  8288604   670599          SOLE                Sole      0    0
American Tower Corp Cl A                   Com            029912201  8520306   158370          SOLE                Sole      0    0
Microsoft                                  Com            594918104  8575974   344555          SOLE                Sole      0    0
Life Technologies                          Com            53217v109  8581534   223303          SOLE                Sole      0    0
Procter & Gamble                           Com            742718109  9178032   145268          SOLE                Sole      0    0
Halliburton                                Com            406216101  9283970   304193          SOLE                Sole      0    0
Johnson & Johnson                          Com            478160104  9453953   148437          SOLE                Sole      0    0
Apple Computer                             Com            037833100 12079455    31678          SOLE                Sole      0    0
Qualcomm                                   Com            747525103 12127252   249378          SOLE                Sole      0    0